PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
PREPAID LAND LEASES
Prepaid land leases	$ 19,232	$ 12,611
Less: Accumulated amortization	(2,633)	(2,439)
Deferred Costs, Leasing, Net	$ 16,599	$ 10,172